Note 19 - Parent Company (Details) - Condensed Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 20,846	$ 20,926
Investment securities available for sale	154,334	157,143
Other assets	9,635	11,716
TOTAL ASSETS	677,531	647,090
LIABILITIES
Short-term borrowings	14,808	10,809
TOTAL LIABILITIES	613,664	593,617
STOCKHOLDERS' EQUITY	63,867	53,473	55,437	47,253
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	677,531	647,090
Non-Bank Subsidiary [Member] | Parent Company [Member]
ASSETS
Investment in subsidiaries	2,534	2,560
Subsidiary Banks [Member] | Parent Company [Member]
ASSETS
Investment in subsidiaries	69,514	59,951
Parent Company [Member]
ASSETS
Cash and due from banks	466	797
Investment securities available for sale	783	750
Other assets	1,981	1,615
TOTAL ASSETS	75,278	65,673
LIABILITIES
Trust preferred securities	8,248	8,248
Short-term borrowings	3,136	3,895
Other liabilities	27	57
TOTAL LIABILITIES	11,411	12,200
STOCKHOLDERS' EQUITY	63,867	53,473
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 75,278	$ 65,673